ACCOUNTS RECEIVABLES, NET (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables	$ 57,292	346,831		731,839
Less: allowance for doubtful accounts	(3,091)	(18,714)	(4,439)	(26,871)	(75,617)	(73,292)
Accounts receivables, net	$ 54,201	328,117		704,968